The Gabelli Dividend Growth Fund, Class AAA Shares | The Gabelli Dividend Growth Fund
SUMMARY OF THE FUND
Investment Objectives
The Fund’s primary objective is to seek to provide long-term growth of capital.
Current income is a secondary objective of the Fund.
Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy and hold Class AAA Shares of the Fund.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees (USD $)	The Gabelli Dividend Growth Fund Class AAA Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption or offering price, whichever is lower)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of amount invested)	none
Redemption Fee (as a percentage of amount redeemed for shares held seven days or less)	2.00%
Exchange Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses		The Gabelli Dividend Growth Fund Class AAA Shares
Management Fees		1.00%
Distribution and Service (Rule 12b-1) Fees		0.25%
Other Expenses		0.75%
Repayment of Fund's Waived/Reimbursed Expenses	[1]	0.05%
All Remaining Other Expenses		0.70%
Total Annual Fund Operating Expenses	[1]	2.00%
[1]	Gabelli Funds, LLC (the "Adviser") has contractually agreed to waive its investment advisory fee and/or to reimburse expenses of the Fund to the extent necessary to maintain the Fund's Total Annual Fund Operating Expenses (excluding brokerage costs, interest, taxes, acquired fund fees and expenses and extraordinary expenses) at an annual rate of 2.00% for Class AAA Shares. Under this same arrangement, the Fund has also agreed, during the two-year period following the year of any such waiver or reimbursement by the Adviser, to repay such amount, but only to the extent such adjusted Total Annual Fund Operating Expenses would not exceed an annual rate of 2.00% for Class AAA Shares after giving effect to the repayment. For the fiscal year ended December 31, 2011, the Adviser recouped fees pursuant to this arrangement. This arrangement is in effect at least through May 1, 2013 and may not be terminated by the Adviser before such time.

Expense Example

This example is intended to help you compare the cost of investing in Class AAA Shares of the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
The Gabelli Dividend Growth Fund Class AAA Shares	203	627	1,078	2,327

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 45% of the average value of its portfolio.
Principal Investment Strategies

Under normal market circumstances, the Fund invests at least 80% of its net assets in dividend-paying stocks. Dividend-paying stocks include, for example, common stocks, preferred stocks, and convertible securities. In addition to seeking out stocks that pay a dividend, the Fund will focus on stocks that the portfolio manager believes are well positioned to increase their dividend over the long term. In selecting investments, the portfolio manager will consider, among other things, the market price of the issuer’s securities, earnings expectations, dividend-paying and other earnings and price histories, balance sheet characteristics, and perceived management skills. The portfolio manager will also consider changes in economic and political outlooks as well as individual corporate developments. For additional information about selection of investments suitable for the Fund, see page 6 of the Prospectus.

In general, the portfolio manager seeks to take advantage of investors’ tendency to overemphasize near-term events by investing in companies which are temporarily undervalued and which may return to a significantly higher valuation. The portfolio manager will sell any Fund investments which lose their perceived value relative to other investments in the judgment of the portfolio manager.

The Fund’s assets will be invested primarily in a broad range of readily marketable equity securities consisting primarily of common stocks. Many of the common stocks the Fund will buy will be bought for the potential that their prices will increase, providing capital appreciation for the Fund. The Fund’s secondary objective is to achieve current income by investing in dividend-paying common stocks.

The Fund may invest up to 40% of its total assets in equity securities of non-U.S. issuers.

You May Want to Invest in the Fund if:

  you are a long-term investor
  you seek growth of capital
  you seek income

Principal Risks

The Fund’s share price will fluctuate with changes in the market value of the Fund’s portfolio securities. Stocks are subject to market, economic, and business risks that may cause their prices to fluctuate. Holders of common stocks only have rights to value in the company after all debts have been paid, and they could lose their entire investment in a company that encounters financial difficulty. The Fund is also subject to the risk that market values may never be realized in the market, or that the price of its portfolio securities will decline, or that value stocks as a category lose favor with investors compared with growth stocks or because the Adviser was incorrect in its judgment of which stocks or which industries would benefit from changing market or economic conditions. In addition, the portfolio manager’s value strategy may produce returns that are more volatile than other mutual funds that invest in similar securities. Foreign securities are subject to currency, information, and political risks.

An investment in the Fund is not guaranteed; you may lose money by investing in the Fund. When you sell shares of the Fund, they could be worth more or less than what you paid for them.

Investing in the Fund involves the following risks:

  Equity Risk. Equity risk is the risk that the prices of the securities held by the Fund will change due to general market and economic conditions, perceptions regarding the industries in which the companies issuing the securities participate, and the issuer companies’ particular circumstances.
  Fund and Management Risk. The Fund’s performance may be different from that of funds that invest in other types of securities. In addition, the portfolio manager’s strategy may produce returns that are different from other mutual funds that invest in similar securities.
  Foreign Securities Risk. Investments in foreign securities involve risks relating to political, social, and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject. These risks include expropriation, differing accounting and disclosure standards, currency exchange risks, settlement difficulties, market illiquidity, difficulties enforcing legal rights, and greater transaction costs.

Performance
The bar chart and table that follow provide an indication of the risks of investing in the Fund (based on the Fund’s prior investment strategy in effect through calendar year 2011) by showing changes in the Fund’s performance from year to year, and by showing how the Fund’s average annual returns for one year, five years, and ten years compared with those of a broad based securities market index. As with all mutual funds, the Fund’s past performance (before and after taxes) does not predict how the Fund will perform in the future. Updated information on the Fund’s results can be obtained by visiting www.gabelli.com.
THE GABELLI DIVIDEND GROWTH FUND (Total Returns for the Years Ended December 31)

During the years shown in the bar chart, the highest return for a quarter was 24.3% (quarter ended June 30, 2003) and the lowest return for a quarter was (25.2)% (quarter ended June 30, 2002).
Average Annual Total Returns (for the periods ended December 31, 2011)
Average Annual Total Returns The Gabelli Dividend Growth Fund	Column	Label	Index No Deduction for Fees, Expenses, Taxes [Text]		Past One Year		Past Five Years		Past Ten Years
Return Before Taxes Class AAA Shares	The Gabelli Dividend Growth Fund Class AAA Shares	Return Before Taxes			(0.50%)		(0.55%)		3.04%
Return After Taxes on Distributions Class AAA Shares	The Gabelli Dividend Growth Fund Class AAA Shares	Return After Taxes on Distributions			(0.55%)		(0.69%)		2.96%
Return After Taxes on Distributions and Sale of Fund Shares Class AAA Shares	The Gabelli Dividend Growth Fund Class AAA Shares	Return After Taxes on Distributions and Sale of Fund Shares			(0.27%)		(0.47%)		2.63%
Standard & Poor's ("S&P") 500 Index		Standard & Poor’s (“S&P”) 500 Index	(reflects no deduction for fees, expenses, or taxes)		2.11%		(0.25%)		2.92%
The Lipper Large Cap Value Fund Average		The Lipper Large Cap Value Fund Average	(reflects no deduction for fees, expenses, or taxes)	[1]	(2.17%)	[1]	(2.26%)	[1]	2.59%	[1]
[1]	This Index was an applicable benchmark under the Fund's prior investment strategy in effect through calendar year 2011.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than the “Return Before Taxes” and “Return After Taxes on Distributions” because the investor is assumed to be able to use the capital loss from the sale of Fund shares to offset other taxable gains. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts, including “Roth” IRAs and SEP IRAs (collectively, “IRAs”).

The Gabelli Dividend Growth Fund, Class A, C and I Shares | The Gabelli Dividend Growth Fund
SUMMARY OF THE FUND
Investment Objectives
The Fund’s primary objective is to seek to provide long-term growth of capital.
Current income is a secondary objective of the Fund.
Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of the Gabelli family of mutual funds. More information about these and other discounts is available from your financial professional and in the section entitled “Classes of Shares” on page 10 of the Prospectus.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees The Gabelli Dividend Growth Fund (USD $)	Class A Shares	Class C Shares	Class I Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption or offering price, whichever is lower)	none	1.00%	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of amount invested)	none	none	none
Redemption Fee (as a percentage of amount redeemed for shares held seven days or less)	2.00%	2.00%	2.00%
Exchange Fee	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses The Gabelli Dividend Growth Fund		Class A Shares	Class C Shares	Class I Shares
Management Fees		1.00%	1.00%	1.00%
Distribution and Service (Rule 12b-1) Fees		0.25%	1.00%	none
Other Expenses		0.75%	0.75%	0.75%
Repayment of Fund's Waived/Reimbursed Expenses	[1]	0.05%	0.05%	0.05%
All Remaining Other Expenses		0.70%	0.70%	0.70%
Total Annual Fund Operating Expenses	[1]	2.00%	2.75%	1.75%
[1]	Gabelli Funds, LLC (the "Adviser") has contractually agreed to waive its investment advisory fee and/or to reimburse expenses of the Fund to the extent necessary to maintain the Fund's Total Annual Fund Operating Expenses (excluding brokerage costs, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) at an annual rate of 2.00%, 2.75%, and 1.75% for Class A, Class C, and Class I Shares, respectively. Under this same arrangement, the Fund has also agreed, during the two-year period following the year of any such waiver or reimbursement by the Adviser, to repay such amount, but only to the extent such adjusted Total Annual Fund Operating Expenses would not exceed an annual rate of 2.00%, 2.75%, and 1.75% for Class A, Class C, and Class I Shares, respectively, after giving effect to the repayments. For the fiscal year ended December 31, 2011, the Adviser recouped fees pursuant to this arrangement. This arrangement is in effect through at least May 1, 2013 and may not be terminated by the Adviser before such time.

Expense Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example The Gabelli Dividend Growth Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	766	1,166	1,591	2,768
Class C Shares	378	853	1,454	3,080
Class I Shares	178	551	949	2,062

You would pay the following expenses if you did not redeem your shares of the Fund:
Expense Example, No Redemption The Gabelli Dividend Growth Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	766	1,166	1,591	2,768
Class C Shares	278	853	1,454	3,080
Class I Shares	178	551	949	2,062

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 45% of the average value of its portfolio.
Principal Investment Strategies

Under normal market circumstances, the Fund invests at least 80% of its net assets in dividend-paying stocks. Dividend-paying stocks include, for example, common stocks, preferred stocks, and convertible securities. In addition to seeking out stocks that pay a dividend, the Fund will focus on stocks that the portfolio manager believes are well positioned to increase their dividend over the long term. In selecting investments, the portfolio manager will consider, among other things, the market price of the issuer’s securities, earnings expectations, dividend-paying and other earnings and price histories, balance sheet characteristics, and perceived management skills. The portfolio manager will also consider changes in economic and political outlooks as well as individual corporate developments. For additional information about selection of investments suitable for the Fund, see page 7 of the Prospectus.

In general, the portfolio manager seeks to take advantage of investors’ tendency to overemphasize near-term events by investing in companies which are temporarily undervalued and which may return to a significantly higher valuation. The portfolio manager will sell any Fund investments which lose their perceived value relative to other investments in the judgment of the portfolio manager.

The Fund’s assets will be invested primarily in a broad range of readily marketable equity securities consisting primarily of common stocks. Many of the common stocks the Fund will buy will be bought for the potential that their prices will increase, providing capital appreciation for the Fund. The Fund’s secondary objective is to achieve current income by investing in dividend-paying common stocks.

The Fund may invest up to 40% of its assets in equity securities of non-U.S. issuers.

You May Want to Invest in the Fund if:

  you are a long-term investor
  you seek growth of capital
  you seek income

Principal Risks

The Fund’s share price will fluctuate with changes in the market value of the Fund’s portfolio securities. Stocks are subject to market, economic, and business risks that may cause their prices to fluctuate. Holders of common stocks only have rights to the value in the company after all debts have been paid, and they could lose their entire investment in a company that encounters financial difficulty. The Fund is also subject to the risk that market values may never be realized in the market, or that the price of its portfolio securities will decline, or that value stocks as a category lose favor with investors compared with growth stocks or because the Adviser was incorrect in its judgment of which stocks or which industries would benefit from changing market or economic conditions. In addition, the portfolio manager’s value strategy may produce returns that are more volatile than other mutual funds that invest in similar securities. Foreign securities are subject to currency, information, and political risks.

An investment in the Fund is not guaranteed; you may lose money by investing in the Fund. When you sell shares of the Fund, they could be worth more or less than what you paid for them.

Investing in the Fund involves the following risks:

  Equity Risk. Equity risk is the risk that the prices of the securities held by the Fund will change due to general market and economic conditions, perceptions regarding the industries in which the companies issuing the securities participate, and the issuer companies’ particular circumstances.
  Fund and Management Risk. The Fund’s performance may be different from that of funds that invest in other types of securities. In addition, the portfolio manager’s strategy may produce returns that are different from other mutual funds that invest in similar securities.
  Foreign Securities Risk. Investments in foreign securities involve risks relating to political, social, and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject. These risks include expropriation, differing accounting and disclosure standards, currency exchange risks, settlement difficulties, market illiquidity, difficulties enforcing legal rights, and greater transaction costs.

Performance
The bar chart and table that follow provide an indication of the risks of investing in the Fund (based on the Fund’s prior investment strategy in effect through calendar year 2011) by showing changes in the Fund’s performance from year to year, and by showing how the Fund’s average annual returns for one year, five years, and ten years compared with those of a broad based securities market index. As with all mutual funds, the Fund’s past performance (before and after taxes) does not predict how the Fund will perform in the future. Updated information on the Fund’s results can be obtained by visiting www.gabelli.com.
THE GABELLI DIVIDEND GROWTH FUND (Total Returns for the Years Ended December 31)

The bar chart above shows total returns for Class AAA Shares for the years ended 2002 and 2003 and total returns for Class A Shares for the years ended 2004 through 2011. Sales loads are not reflected in the above chart. If sales loads were reflected, the Fund’s returns would be less than those shown. During the years shown in the bar chart, the highest return for a quarter was 24.3% (quarter ended June 30, 2003) and the lowest return for a quarter was (25.2)% (quarter ended June 30, 2002).
Average Annual Total Returns (for the periods ended December 31, 2011
Average Annual Total Returns The Gabelli Dividend Growth Fund	Column	Label	Index No Deduction for Fees, Expenses, Taxes [Text]		Past One Year		Past Five Years		Past Ten Years		Inception Date
Return Before Taxes Class A Shares	The Gabelli Dividend Growth Fund Class A Shares	Return Before Taxes			(0.50%)		(0.55%)		3.07%		Dec 31, 2003
Return Before Taxes Class C Shares	The Gabelli Dividend Growth Fund Class C Shares	Return Before Taxes			(1.20%)		(1.28%)		2.44%		Dec 31, 2003
Return Before Taxes Class I Shares	The Gabelli Dividend Growth Fund Class I Shares	Return Before Taxes			(0.23%)		(0.29%)		3.24%		Jun 30, 2004
Return After Taxes on Distributions Class A Shares	The Gabelli Dividend Growth Fund Class A Shares	Return After Taxes on Distributions			(6.25%)		(1.86%)		2.38%		Dec 31, 2003
Return After Taxes on Distributions and Sale of Fund Shares Class A Shares	The Gabelli Dividend Growth Fund Class A Shares	Return After Taxes on Distributions and Sale of Fund Shares			(3.96%)		(1.45%)		2.12%		Dec 31, 2003
Standard & Poor's ("S&P") 500 Index		Standard & Poor’s (“S&P”) 500 Index	(reflects no deduction for fees, expenses, or taxes)		2.11%		(0.25%)		2.92%
The Lipper Large Cap Value Fund Average		The Lipper Large Cap Value Fund Average	(reflects no deduction for fees, expenses, or taxes)	[1]	(2.17%)	[1]	(2.26%)	[1]	2.59%	[1]
[1]	This Index was an applicable benchmark under the Fund's prior investment strategy in effect through calendar year 2011.

The returns shown for Class A, Class C, and Class I Shares prior to their first issuance dates are those of Class AAA Shares of the Fund, which are not offered in this Prospectus. All Classes of the Fund would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Classes do not have the same expenses.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than “Return After Taxes on Distributions” because the investor is assumed to be able to use the capital loss from the sale of Fund shares to offset other taxable gains. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts, including “Roth” IRAs and SEP IRAs (collectively, “IRAs”). After-tax returns are shown only for Class A Shares and after-tax returns for other classes will vary due to the difference in expenses.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2011
Registrant Name	dei_EntityRegistrantName	GABELLI DIVIDEND GROWTH FUND
Central Index Key	dei_EntityCentralIndexKey	0001086884
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr 27, 2012
Document Effective Date	dei_DocumentEffectiveDate	Apr 27, 2012
Prospectus Date	rr_ProspectusDate	Apr 27, 2012
The Gabelli Dividend Growth Fund | The Gabelli Dividend Growth Fund, Class AAA Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY OF THE FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objectives
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s primary objective is to seek to provide long-term growth of capital.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	Current income is a secondary objective of the Fund.
Fees and Expenses of the Fund:	gdgf_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Class AAA Shares of the Fund.
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2013
Expense Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in Class AAA Shares of the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover	gdgf_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 45% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	45.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market circumstances, the Fund invests at least 80% of its net assets in dividend-paying stocks. Dividend-paying stocks include, for example, common stocks, preferred stocks, and convertible securities. In addition to seeking out stocks that pay a dividend, the Fund will focus on stocks that the portfolio manager believes are well positioned to increase their dividend over the long term. In selecting investments, the portfolio manager will consider, among other things, the market price of the issuer’s securities, earnings expectations, dividend-paying and other earnings and price histories, balance sheet characteristics, and perceived management skills. The portfolio manager will also consider changes in economic and political outlooks as well as individual corporate developments. For additional information about selection of investments suitable for the Fund, see page 6 of the Prospectus.

In general, the portfolio manager seeks to take advantage of investors’ tendency to overemphasize near-term events by investing in companies which are temporarily undervalued and which may return to a significantly higher valuation. The portfolio manager will sell any Fund investments which lose their perceived value relative to other investments in the judgment of the portfolio manager.

The Fund’s assets will be invested primarily in a broad range of readily marketable equity securities consisting primarily of common stocks. Many of the common stocks the Fund will buy will be bought for the potential that their prices will increase, providing capital appreciation for the Fund. The Fund’s secondary objective is to achieve current income by investing in dividend-paying common stocks.

The Fund may invest up to 40% of its total assets in equity securities of non-U.S. issuers.

You May Want to Invest in the Fund if:

  you are a long-term investor
  you seek growth of capital
  you seek income

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Fund’s share price will fluctuate with changes in the market value of the Fund’s portfolio securities. Stocks are subject to market, economic, and business risks that may cause their prices to fluctuate. Holders of common stocks only have rights to value in the company after all debts have been paid, and they could lose their entire investment in a company that encounters financial difficulty. The Fund is also subject to the risk that market values may never be realized in the market, or that the price of its portfolio securities will decline, or that value stocks as a category lose favor with investors compared with growth stocks or because the Adviser was incorrect in its judgment of which stocks or which industries would benefit from changing market or economic conditions. In addition, the portfolio manager’s value strategy may produce returns that are more volatile than other mutual funds that invest in similar securities. Foreign securities are subject to currency, information, and political risks.

An investment in the Fund is not guaranteed; you may lose money by investing in the Fund. When you sell shares of the Fund, they could be worth more or less than what you paid for them.

Investing in the Fund involves the following risks:

  Equity Risk. Equity risk is the risk that the prices of the securities held by the Fund will change due to general market and economic conditions, perceptions regarding the industries in which the companies issuing the securities participate, and the issuer companies’ particular circumstances.
  Fund and Management Risk. The Fund’s performance may be different from that of funds that invest in other types of securities. In addition, the portfolio manager’s strategy may produce returns that are different from other mutual funds that invest in similar securities.
  Foreign Securities Risk. Investments in foreign securities involve risks relating to political, social, and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject. These risks include expropriation, differing accounting and disclosure standards, currency exchange risks, settlement difficulties, market illiquidity, difficulties enforcing legal rights, and greater transaction costs.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund is not guaranteed; you may lose money by investing in the Fund.
Performance	gdgf_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table that follow provide an indication of the risks of investing in the Fund (based on the Fund’s prior investment strategy in effect through calendar year 2011) by showing changes in the Fund’s performance from year to year, and by showing how the Fund’s average annual returns for one year, five years, and ten years compared with those of a broad based securities market index. As with all mutual funds, the Fund’s past performance (before and after taxes) does not predict how the Fund will perform in the future. Updated information on the Fund’s results can be obtained by visiting www.gabelli.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow provide an indication of the risks of investing in the Fund (based on the Fund’s prior investment strategy in effect through calendar year 2011) by showing changes in the Fund’s performance from year to year, and by showing how the Fund’s average annual returns for one year, five years, and ten years compared with those of a broad based securities market index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, the Fund’s past performance (before and after taxes) does not predict how the Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated information on the Fund’s results can be obtained by visiting www.gabelli.com.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.gabelli.com
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	THE GABELLI DIVIDEND GROWTH FUND (Total Returns for the Years Ended December 31)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the years shown in the bar chart, the highest return for a quarter was 24.3% (quarter ended June 30, 2003) and the lowest return for a quarter was (25.2)% (quarter ended June 30, 2002).
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2011)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than the “Return Before Taxes” and “Return After Taxes on Distributions” because the investor is assumed to be able to use the capital loss from the sale of Fund shares to offset other taxable gains. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts, including “Roth” IRAs and SEP IRAs (collectively, “IRAs”).
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than the “Return Before Taxes” and “Return After Taxes on Distributions” because the investor is assumed to be able to use the capital loss from the sale of Fund shares to offset other taxable gains.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts, including “Roth” IRAs and SEP IRAs (collectively, “IRAs”).
The Gabelli Dividend Growth Fund | The Gabelli Dividend Growth Fund, Class A, C and I Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY OF THE FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objectives
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s primary objective is to seek to provide long-term growth of capital.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	Current income is a secondary objective of the Fund.
Fees and Expenses of the Fund:	gdgf_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of the Gabelli family of mutual funds. More information about these and other discounts is available from your financial professional and in the section entitled “Classes of Shares” on page 10 of the Prospectus.
Expense Breakpoint Discounts	gdgf_ExpenseBreakpointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of the Gabelli family of mutual funds. More information about these and other discounts is available from your financial professional and in the section entitled “Classes of Shares” on page 10 of the Prospectus.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2013
Expense Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses if you did not redeem your shares of the Fund:
Portfolio Turnover	gdgf_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 45% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	45.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market circumstances, the Fund invests at least 80% of its net assets in dividend-paying stocks. Dividend-paying stocks include, for example, common stocks, preferred stocks, and convertible securities. In addition to seeking out stocks that pay a dividend, the Fund will focus on stocks that the portfolio manager believes are well positioned to increase their dividend over the long term. In selecting investments, the portfolio manager will consider, among other things, the market price of the issuer’s securities, earnings expectations, dividend-paying and other earnings and price histories, balance sheet characteristics, and perceived management skills. The portfolio manager will also consider changes in economic and political outlooks as well as individual corporate developments. For additional information about selection of investments suitable for the Fund, see page 7 of the Prospectus.

In general, the portfolio manager seeks to take advantage of investors’ tendency to overemphasize near-term events by investing in companies which are temporarily undervalued and which may return to a significantly higher valuation. The portfolio manager will sell any Fund investments which lose their perceived value relative to other investments in the judgment of the portfolio manager.

The Fund’s assets will be invested primarily in a broad range of readily marketable equity securities consisting primarily of common stocks. Many of the common stocks the Fund will buy will be bought for the potential that their prices will increase, providing capital appreciation for the Fund. The Fund’s secondary objective is to achieve current income by investing in dividend-paying common stocks.

The Fund may invest up to 40% of its assets in equity securities of non-U.S. issuers.

You May Want to Invest in the Fund if:

  you are a long-term investor
  you seek growth of capital
  you seek income

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Fund’s share price will fluctuate with changes in the market value of the Fund’s portfolio securities. Stocks are subject to market, economic, and business risks that may cause their prices to fluctuate. Holders of common stocks only have rights to the value in the company after all debts have been paid, and they could lose their entire investment in a company that encounters financial difficulty. The Fund is also subject to the risk that market values may never be realized in the market, or that the price of its portfolio securities will decline, or that value stocks as a category lose favor with investors compared with growth stocks or because the Adviser was incorrect in its judgment of which stocks or which industries would benefit from changing market or economic conditions. In addition, the portfolio manager’s value strategy may produce returns that are more volatile than other mutual funds that invest in similar securities. Foreign securities are subject to currency, information, and political risks.

An investment in the Fund is not guaranteed; you may lose money by investing in the Fund. When you sell shares of the Fund, they could be worth more or less than what you paid for them.

Investing in the Fund involves the following risks:

  Equity Risk. Equity risk is the risk that the prices of the securities held by the Fund will change due to general market and economic conditions, perceptions regarding the industries in which the companies issuing the securities participate, and the issuer companies’ particular circumstances.
  Fund and Management Risk. The Fund’s performance may be different from that of funds that invest in other types of securities. In addition, the portfolio manager’s strategy may produce returns that are different from other mutual funds that invest in similar securities.
  Foreign Securities Risk. Investments in foreign securities involve risks relating to political, social, and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject. These risks include expropriation, differing accounting and disclosure standards, currency exchange risks, settlement difficulties, market illiquidity, difficulties enforcing legal rights, and greater transaction costs.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund is not guaranteed; you may lose money by investing in the Fund.
Performance	gdgf_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table that follow provide an indication of the risks of investing in the Fund (based on the Fund’s prior investment strategy in effect through calendar year 2011) by showing changes in the Fund’s performance from year to year, and by showing how the Fund’s average annual returns for one year, five years, and ten years compared with those of a broad based securities market index. As with all mutual funds, the Fund’s past performance (before and after taxes) does not predict how the Fund will perform in the future. Updated information on the Fund’s results can be obtained by visiting www.gabelli.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow provide an indication of the risks of investing in the Fund (based on the Fund’s prior investment strategy in effect through calendar year 2011) by showing changes in the Fund’s performance from year to year, and by showing how the Fund’s average annual returns for one year, five years, and ten years compared with those of a broad based securities market index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, the Fund’s past performance (before and after taxes) does not predict how the Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated information on the Fund’s results can be obtained by visiting www.gabelli.com.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.gabelli.com
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	THE GABELLI DIVIDEND GROWTH FUND (Total Returns for the Years Ended December 31)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The bar chart above shows total returns for Class AAA Shares for the years ended 2002 and 2003 and total returns for Class A Shares for the years ended 2004 through 2011. Sales loads are not reflected in the above chart. If sales loads were reflected, the Fund’s returns would be less than those shown. During the years shown in the bar chart, the highest return for a quarter was 24.3% (quarter ended June 30, 2003) and the lowest return for a quarter was (25.2)% (quarter ended June 30, 2002).
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales loads are not reflected in the above chart. If sales loads were reflected, the Fund’s returns would be less than those shown.
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2011
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The returns shown for Class A, Class C, and Class I Shares prior to their first issuance dates are those of Class AAA Shares of the Fund, which are not offered in this Prospectus. All Classes of the Fund would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Classes do not have the same expenses.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than “Return After Taxes on Distributions” because the investor is assumed to be able to use the capital loss from the sale of Fund shares to offset other taxable gains. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts, including “Roth” IRAs and SEP IRAs (collectively, “IRAs”). After-tax returns are shown only for Class A Shares and after-tax returns for other classes will vary due to the difference in expenses.

Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	The returns shown for Class A, Class C, and Class I Shares prior to their first issuance dates are those of Class AAA Shares of the Fund, which are not offered in this Prospectus.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than “Return After Taxes on Distributions” because the investor is assumed to be able to use the capital loss from the sale of Fund shares to offset other taxable gains.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts, including “Roth” IRAs and SEP IRAs (collectively, “IRAs”).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A Shares and after-tax returns for other classes will vary due to the difference in expenses.
The Gabelli Dividend Growth Fund | Class AAA Shares
Shareholder Fees	rr_ShareholderFeesAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption or offering price, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of amount invested)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed for shares held seven days or less)	rr_RedemptionFeeOverRedemption	2.00%
Exchange Fee	rr_ExchangeFee	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.75%
Repayment of Fund's Waived/Reimbursed Expenses	rr_Component1OtherExpensesOverAssets	0.05%	[1]
All Remaining Other Expenses	rr_Component2OtherExpensesOverAssets	0.70%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.00%	[1]
Expense Example	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	203
3 Years	rr_ExpenseExampleYear03	627
5 Years	rr_ExpenseExampleYear05	1,078
10 Years	rr_ExpenseExampleYear10	2,327
Annual Total Returns	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002	(31.70%)
2003	rr_AnnualReturn2003	44.00%
2004	rr_AnnualReturn2004	12.40%
2005	rr_AnnualReturn2005	6.70%
2006	rr_AnnualReturn2006	17.50%
2007	rr_AnnualReturn2007	0.10%
2008	rr_AnnualReturn2008	(33.70%)
2009	rr_AnnualReturn2009	30.60%
2010	rr_AnnualReturn2010	12.80%
2011	rr_AnnualReturn2011	(0.50%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	24.30%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.20%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2002
The Gabelli Dividend Growth Fund | Class A Shares
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of redemption or offering price, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of amount invested)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed for shares held seven days or less)	rr_RedemptionFeeOverRedemption	2.00%
Exchange Fee	rr_ExchangeFee	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.75%
Repayment of Fund's Waived/Reimbursed Expenses	rr_Component1OtherExpensesOverAssets	0.05%	[2]
All Remaining Other Expenses	rr_Component2OtherExpensesOverAssets	0.70%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.00%	[2]
Expense Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A Shares
1 Year	rr_ExpenseExampleYear01	766
3 Years	rr_ExpenseExampleYear03	1,166
5 Years	rr_ExpenseExampleYear05	1,591
10 Years	rr_ExpenseExampleYear10	2,768
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class A Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	766
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,166
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,591
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,768
Annual Total Returns	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002	(31.70%)
2003	rr_AnnualReturn2003	44.00%
2004	rr_AnnualReturn2004	12.50%
2005	rr_AnnualReturn2005	6.90%
2006	rr_AnnualReturn2006	17.50%
2007	rr_AnnualReturn2007	0.10%
2008	rr_AnnualReturn2008	(33.70%)
2009	rr_AnnualReturn2009	30.60%
2010	rr_AnnualReturn2010	12.80%
2011	rr_AnnualReturn2011	(0.50%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	24.30%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.20%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2002
The Gabelli Dividend Growth Fund | Class C Shares
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class C Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption or offering price, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of amount invested)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed for shares held seven days or less)	rr_RedemptionFeeOverRedemption	2.00%
Exchange Fee	rr_ExchangeFee	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.75%
Repayment of Fund's Waived/Reimbursed Expenses	rr_Component1OtherExpensesOverAssets	0.05%	[2]
All Remaining Other Expenses	rr_Component2OtherExpensesOverAssets	0.70%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.75%	[2]
Expense Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class C Shares
1 Year	rr_ExpenseExampleYear01	378
3 Years	rr_ExpenseExampleYear03	853
5 Years	rr_ExpenseExampleYear05	1,454
10 Years	rr_ExpenseExampleYear10	3,080
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	278
3 Years	rr_ExpenseExampleNoRedemptionYear03	853
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,454
10 Years	rr_ExpenseExampleNoRedemptionYear10	3,080
The Gabelli Dividend Growth Fund | Class I Shares
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class I Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption or offering price, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of amount invested)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed for shares held seven days or less)	rr_RedemptionFeeOverRedemption	2.00%
Exchange Fee	rr_ExchangeFee	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.75%
Repayment of Fund's Waived/Reimbursed Expenses	rr_Component1OtherExpensesOverAssets	0.05%	[2]
All Remaining Other Expenses	rr_Component2OtherExpensesOverAssets	0.70%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.75%	[2]
Expense Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class I Shares
1 Year	rr_ExpenseExampleYear01	178
3 Years	rr_ExpenseExampleYear03	551
5 Years	rr_ExpenseExampleYear05	949
10 Years	rr_ExpenseExampleYear10	2,062
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class I Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	178
3 Years	rr_ExpenseExampleNoRedemptionYear03	551
5 Years	rr_ExpenseExampleNoRedemptionYear05	949
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,062
The Gabelli Dividend Growth Fund | Return Before Taxes | Class AAA Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	The Gabelli Dividend Growth Fund Class AAA Shares
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Past One Year	rr_AverageAnnualReturnYear01	(0.50%)
Past Five Years	rr_AverageAnnualReturnYear05	(0.55%)
Past Ten Years	rr_AverageAnnualReturnYear10	3.04%
The Gabelli Dividend Growth Fund | Return Before Taxes | Class A Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	The Gabelli Dividend Growth Fund Class A Shares
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Past One Year	rr_AverageAnnualReturnYear01	(0.50%)
Past Five Years	rr_AverageAnnualReturnYear05	(0.55%)
Past Ten Years	rr_AverageAnnualReturnYear10	3.07%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2003
The Gabelli Dividend Growth Fund | Return Before Taxes | Class C Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	The Gabelli Dividend Growth Fund Class C Shares
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Past One Year	rr_AverageAnnualReturnYear01	(1.20%)
Past Five Years	rr_AverageAnnualReturnYear05	(1.28%)
Past Ten Years	rr_AverageAnnualReturnYear10	2.44%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2003
The Gabelli Dividend Growth Fund | Return Before Taxes | Class I Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	The Gabelli Dividend Growth Fund Class I Shares
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Past One Year	rr_AverageAnnualReturnYear01	(0.23%)
Past Five Years	rr_AverageAnnualReturnYear05	(0.29%)
Past Ten Years	rr_AverageAnnualReturnYear10	3.24%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 30, 2004
The Gabelli Dividend Growth Fund | Return After Taxes on Distributions | Class AAA Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	The Gabelli Dividend Growth Fund Class AAA Shares
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Past One Year	rr_AverageAnnualReturnYear01	(0.55%)
Past Five Years	rr_AverageAnnualReturnYear05	(0.69%)
Past Ten Years	rr_AverageAnnualReturnYear10	2.96%
The Gabelli Dividend Growth Fund | Return After Taxes on Distributions | Class A Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	The Gabelli Dividend Growth Fund Class A Shares
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Past One Year	rr_AverageAnnualReturnYear01	(6.25%)
Past Five Years	rr_AverageAnnualReturnYear05	(1.86%)
Past Ten Years	rr_AverageAnnualReturnYear10	2.38%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2003
The Gabelli Dividend Growth Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class AAA Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	The Gabelli Dividend Growth Fund Class AAA Shares
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Past One Year	rr_AverageAnnualReturnYear01	(0.27%)
Past Five Years	rr_AverageAnnualReturnYear05	(0.47%)
Past Ten Years	rr_AverageAnnualReturnYear10	2.63%
The Gabelli Dividend Growth Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class A Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	The Gabelli Dividend Growth Fund Class A Shares
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Past One Year	rr_AverageAnnualReturnYear01	(3.96%)
Past Five Years	rr_AverageAnnualReturnYear05	(1.45%)
Past Ten Years	rr_AverageAnnualReturnYear10	2.12%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2003
The Gabelli Dividend Growth Fund | Standard & Poor's ("S&P") 500 Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Standard & Poor’s (“S&P”) 500 Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Past One Year	rr_AverageAnnualReturnYear01	2.11%
Past Five Years	rr_AverageAnnualReturnYear05	(0.25%)
Past Ten Years	rr_AverageAnnualReturnYear10	2.92%
The Gabelli Dividend Growth Fund | The Lipper Large Cap Value Fund Average
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	The Lipper Large Cap Value Fund Average
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)	[3]
Past One Year	rr_AverageAnnualReturnYear01	(2.17%)	[3]
Past Five Years	rr_AverageAnnualReturnYear05	(2.26%)	[3]
Past Ten Years	rr_AverageAnnualReturnYear10	2.59%	[3]

[1]	Gabelli Funds, LLC (the "Adviser") has contractually agreed to waive its investment advisory fee and/or to reimburse expenses of the Fund to the extent necessary to maintain the Fund's Total Annual Fund Operating Expenses (excluding brokerage costs, interest, taxes, acquired fund fees and expenses and extraordinary expenses) at an annual rate of 2.00% for Class AAA Shares. Under this same arrangement, the Fund has also agreed, during the two-year period following the year of any such waiver or reimbursement by the Adviser, to repay such amount, but only to the extent such adjusted Total Annual Fund Operating Expenses would not exceed an annual rate of 2.00% for Class AAA Shares after giving effect to the repayment. For the fiscal year ended December 31, 2011, the Adviser recouped fees pursuant to this arrangement. This arrangement is in effect at least through May 1, 2013 and may not be terminated by the Adviser before such time.
[2]	Gabelli Funds, LLC (the "Adviser") has contractually agreed to waive its investment advisory fee and/or to reimburse expenses of the Fund to the extent necessary to maintain the Fund's Total Annual Fund Operating Expenses (excluding brokerage costs, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) at an annual rate of 2.00%, 2.75%, and 1.75% for Class A, Class C, and Class I Shares, respectively. Under this same arrangement, the Fund has also agreed, during the two-year period following the year of any such waiver or reimbursement by the Adviser, to repay such amount, but only to the extent such adjusted Total Annual Fund Operating Expenses would not exceed an annual rate of 2.00%, 2.75%, and 1.75% for Class A, Class C, and Class I Shares, respectively, after giving effect to the repayments. For the fiscal year ended December 31, 2011, the Adviser recouped fees pursuant to this arrangement. This arrangement is in effect through at least May 1, 2013 and may not be terminated by the Adviser before such time.
[3]	This Index was an applicable benchmark under the Fund's prior investment strategy in effect through calendar year 2011.